Derivative Instruments and Hedging Activities - Additional Information (Details) - Not designated as hedging instrument [member] $ in Millions	Dec. 31, 2016 USD ($) Derivative
Term loan interest rate swaps [member]
Derivative [Line Items]
Number of interest rate derivatives held | Derivative	4
Derivative, swaption interest rate	1.87%
Derivative, notional amount | $	$ 1,450
Foreign exchange forward contracts [member]
Derivative [Line Items]
Derivative, notional amount | $	$ 326
Number of foreign exchange forward contracts held | Derivative	68